BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 70.5%
	COMMUNICATIONS — 3.6%
12,794	Booking Holdings, Inc.*	$34,548,022
153,939	Fox Corp.	5,233,926
7,648	VeriSign, Inc.*	1,728,219
472,210	Warner Bros Discover, Inc.*	5,921,513
		47,431,680
	CONSUMER DISCRETIONARY — 10.0%
88,563	Adidas AG - ADR	8,588,751
152,099	Buckle, Inc.	5,262,625
251,008	Bunzl PLC - ADR	9,570,333
500,523	Copart, Inc.*	45,652,703
9,071	DR Horton, Inc.	1,103,850
136,741	Evolution Gaming Group AB - ADR	17,290,585
55,529	Kering SA -ADR	3,063,035
16,995	LVMH Moet Hennessy Louis Vuitton - ADR	3,200,272
73,871	Magna International, Inc.	4,169,279
5,993	MercadoLibre, Inc*	7,099,308
3,816	NVR, Inc.*	24,233,966
4,608	Winmark Corp.	1,532,022
		130,766,729
	CONSUMER STAPLES — 1.1%
52,583	Medifast, Inc.	4,846,049
178,166	Unilever PLC[1]	9,287,794
		14,133,843
	ENERGY — 1.7%
135,140	HF Sinclair Corp.	6,028,596
49,834	Marathon Petroleum Corp.	5,810,644
3,354	Texas Pacific Land Corp.	4,415,541
54,087	Valero Energy Corp.	6,344,405
		22,599,186
	FINANCIALS — 6.9%
55,276	Aon PLC[1]	19,081,275
16,219	Credit Acceptance Corp.*	8,238,117
107,655	HDFC Bank Ltd - ADR	7,503,554
34,034	Hingham Institution for Savings	7,255,368
14,750	Kinsale Capital Group, Inc.	5,519,450
126,826	Primerica, Inc.	25,081,110
99,400	RLI Corp.	13,565,118
76,802	WR Berkley Corp.	4,574,327
		90,818,319

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE — 6.8%
65,111	CSL LTD - SP ADR	$6,010,989
13,166	Elevance Health, Inc.	5,849,522
48,747	Gilead Sciences, Inc.	3,756,931
13,687	Humana, Inc.	6,119,868
104,174	ICON PLC1,*	26,064,335
4,792	IDEXX Laboratories, Inc*	2,406,686
132,827	Medtronic PLC[1]	11,702,059
21,946	Molina Healthcare, Inc.*	6,611,013
549,519	Siemens Healthineers AG - ADR	15,545,673
25,223	United Therapeutics Corp.*	5,567,977
		89,635,053
	INDUSTRIALS — 17.4%
58,700	Ametek, Inc.	9,502,356
196,706	Amphenol Corp., Class A	16,710,175
175,000	Canadian Pacific Kansas City	14,134,750
434,934	Fastenal Company	25,656,757
151,631	Gentex Corp.	4,436,723
302,115	Graco, Inc.	26,087,630
281,614	HEICO Corp., Class A	39,594,934
49,025	IDEX Corp.	10,553,121
117,403	Landstar System, Inc.	22,604,774
96,430	Old Dominion Freight Line, Inc.	35,654,992
83,000	RBC Bearings, Inc.*	18,050,010
62,576	TriNet Group, Inc.*	5,942,843
		228,929,065
	MATERIALS — 3.0%
48,616	CF Industries Holdings, Inc.	3,374,923
98,713	Consol Energy, Inc.	6,693,729
223,404	Huntsman Corp.	6,036,376
29,600	Linde PLC[1]	11,279,968
62,180	LyondellBasell Industries - Class A	5,709,989
16,500	Simpson Manufacturing Co, Inc.	2,285,250
106,250	Warrior Met Coal, Inc.	4,138,437
		39,518,672
	REAL ESTATE — 0.4%
235,000	Equity Commonwealth	4,761,100

	TECHNOLOGY — 19.6%
17,253	Accenture PLC - Class A1	5,323,931
109,386	Amadeus IT Group, S.A. - ADR	8,318,007

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
44,635	Applied Materials, Inc.	$6,451,543
14,857	ASM Holding NV1	10,767,611
116,988	Cisco Systems, Inc.	6,052,959
245,758	CoStar Group, Inc.*	21,872,462
54,688	Dassault Systemes SE - SP ADR	2,423,876
208,345	Experian PLC - ADR	7,994,010
22,096	Globant SA1,*	3,971,093
199,758	HP, Inc.	6,134,568
170,448	Intel Corp.	5,699,781
68,593	Interdigital, Inc.	6,622,654
13,647	KLA Corp.	6,619,068
105,847	Kulicke & Soffa Industries	6,292,604
9,017	Lam Research Corp.	5,796,669
110,285	Lasertec Corp - ADR	3,292,493
99,629	Micron Technology, Inc.	6,287,586
72,672	Moody's Corp.	25,269,508
15,243	MSCI, Inc.	7,153,387
421,913	Sage Group PLC - ADR	19,842,357
117,199	SAP SE - SP ADR	16,033,995
137,527	Shopify, Inc. - Class A*	8,884,244
43,069	Teledyne Technologies, Inc.*	17,706,097
81,474	Teleperformance - ADR	6,819,944
75,531	Temenos AG - SP ADR	6,006,006
10,012	Tyler Technologies, Inc.*	4,169,698
129,101	Veeva Systems, Inc. - Class A*	25,527,141
		257,333,292
	TOTAL COMMON STOCKS
	(Cost $715,544,746)	925,926,939

Number of Units		Value
	INVESTMENT FUNDS — 25.7%
-	Echo Street GoodCo Select, L.P.2,*	$337,655,929
	TOTAL INVESTMENT FUNDS
	(Cost $258,768,080)	337,655,929
	TOTAL INVESTMENTS — 96.2%
	(Cost $974,312,826)	1,263,582,868
	Other Assets in Excess of Liabilities — 3.8%	49,789,107
	TOTAL NET ASSETS — 100.0%	$1,313,371,975

ADR – American Depository Receipt

SP ADR – Sponsored American Depository Receipt

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

[1]	Foreign security denominated in U.S. Dollars.

[2]	Partnership is not designated in units. The Fund owns approximately 14.97% of Echo Street GoodCo Select, L.P., and has contractually waived its right to vote its interests.

*	Non-income producing security.

Additional information on Investment Funds is as follows:

Security	Redemption Permitted	Acquisition Date	Investment Strategy	Redemption Notice Period
Echo Street GoodCo Select, L.P.	Monthly	6/1/2019[a]	Long-Only Equities[b]	30 Days

[a]	Represents the initial acquisition by the Predecessor Funds.

[b]	This investment category includes investment funds that make long-only investments in equity securities that are deemed by investment managers to be undervalued and to present certain sustainable advantages.